STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
Revenue
Operating expenses:
Research and development	$ 10,141	$ 116,802	$ 234,095	$ 196,179
General and administrative	49,485	23,300	133,289	223,434
Professional fees	138,448	1,086,332	2,015,898	949,319
Total operating expenses	198,074	1,226,434	2,383,282	1,368,932
Net operating loss	(198,074)	(1,226,434)	(2,383,282)	(1,368,932)
Other expense:
Interest expense	(217,075)	(41,001)	(198,889)	(41,582)
Total other expenses	(217,075)	(41,001)	(198,889)	(41,582)
Net loss	$ (415,149)	$ (1,267,435)	$ (2,582,171)	$ (1,410,514)
Weighted average number of common shares outstanding - basic and fully diluted	86,773,285	21,757,175	31,264,255	20,408,658
Net loss per share - basic and fully diluted	$ 0.00	$ (0.06)	$ (0.08)	$ (0.07)